Net Income (Loss) per Common Share (Details 1) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	17,667,937	16,819,881	16,752,915	5,081,023
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded anti-dilutive stock options and warrants	3,634,502	2,424,612	2,472,234	2,410,134